Intangible Assets/Goodwill and Other Intangible Assets (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets/Goodwill and Other Intangible Assets (Textual)
Amortization of intangible assets	$ 232,000	$ 323,000	$ 1,160,000	$ 1,731,000
Write-off of fully amortized intangible assets			260,000	0
Impairment loss on intangible assets				$ 1,065,000